SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Of Comprehensive Income [Line Items]
Equity in income (loss) of subsidiaries	$ 3,509,071	$ 2,519,201	$ (1,311,278)
General and administrative expenses	(67,683,667)	(54,519,122)	(41,391,520)
Earnings before income tax expense	146,407,768	153,919,241	135,098,431
Income tax expense	(64,171,809)	(25,125,820)	(20,992,913)
Net Income	82,235,959	128,793,421	114,105,518
Parent [Member]
Statements Of Comprehensive Income [Line Items]
Equity in income (loss) of subsidiaries	137,099,797	124,187,590	100,753,805
General and administrative expenses	(28,879,890)	(19,408,283)	(10,693,991)
Other income (expenses)	13,495	0	(1,017,111)
Earnings before income tax expense	108,233,402	104,779,307	89,042,703
Income tax expense	40,290,367	0	0
Net Income	$ 67,943,035	$ 104,779,307	$ 89,042,703